SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Information Relating to Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2021
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	20
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	P50Y
Medical Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5
Medical Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	P20Y
Electronic and Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3
Electronic and Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y
Motor Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y
Leasehold Improvement and Building Improvement | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	P5Y